Business Combinations - Pro Forma Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Net sales	$ 3,698	$ 3,911
Net income	$ 106	107
Amortization of purchased intangibles		21
Restructuring, impairment and other charges		$ 31